Pzena Mid Cap Value Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.10%
Consumer Discretionary - 21.81%
Avis Budget Group, Inc. (a)	60,005	$2,110,376
Ford Motor Co.	383,778	3,484,704
Gap, Inc.	82,720	1,733,811
Gildan Activewear, Inc. (b)	146,368	3,824,596
Lear Corp.	25,093	3,587,044
Mohawk Industries, Inc. (a)	16,692	2,100,354
Newell Brands, Inc.	163,323	3,472,247
PVH Corp.	32,348	2,571,343
		22,884,475
Consumer Staples - 2.08%
McKesson Corp.	12,123	2,181,049
Energy - 10.45%
Baker Hughes, a GE Co.	170,416	3,190,188
Cenovus Energy, Inc. (b)	226,742	1,124,640
Halliburton Co.	214,645	3,560,960
National Oilwell Varco, Inc.	185,100	2,269,326
TechnipFMC PLC (b)	99,000	822,690
		10,967,804
Financial Services - 31.81%
American International Group, Inc.	115,496	4,439,666
Axis Capital Holdings, Ltd. (b)	71,734	3,594,591
CNO Financial Group, Inc.	183,595	3,906,902
Equitable Holdings, Inc.	140,915	3,576,423
Fifth Third Bancorp	119,040	3,016,474
Invesco, Ltd. - (b)	166,702	2,705,573
KeyCorp	194,784	3,011,361
Realogy Holdings Corp. (a)	39,736	489,150
Regions Financial Corp.	204,084	3,116,363
Reinsurance Group of America, Inc.	22,815	2,630,113
Voya Financial, Inc.	49,988	2,880,808
		33,367,424
Health Care - 2.30%
Cardinal Health, Inc.	28,137	1,535,999
Viatris, Inc. (a)	52,311	879,871
		2,415,870
Materials & Processing - 8.80%
Dow, Inc.	43,160	2,287,912
JELD-WEN Holding, Inc. (a)	113,400	2,743,146
Olin Corp.	191,966	4,202,135
		9,233,193
Producer Durables - 13.46%
MasTec, Inc. (a)	18,294	1,037,453
Ryder System, Inc.	55,694	3,298,199
Snap-on, Inc.	5,433	955,393
Terex Corp.	107,778	3,341,117
Textron, Inc.	59,588	2,687,419
Wabtec Corp.	38,153	2,796,615
		14,116,196
Technology - 5.35%
Avnet, Inc.	112,980	3,428,943
Hewlett Packard Enterprise Co.	198,094	2,186,958
		5,615,901
Utilities - 3.04%
Edison International	11,776	722,575
NRG Energy, Inc.	75,305	2,466,239
		3,188,814
Total Common Stocks (Cost $84,782,483)		103,970,726

SHORT-TERM INVESTMENT - 1.02%
Money Market Fund- 1.02%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	1,072,904	1,072,904
Total Short-Term Investment (Cost $1,072,904)		1,072,904

Total Investments (Cost $85,855,387) - 100.12%		105,043,630
Liabilities in Excess of Other Assets - (0.12)%		(127,671)
TOTAL NET ASSETS - 100.00%		$104,915,959

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of November 30, 2020.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Mid Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

Pzena Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$22,884,475	$-	$-	$22,884,475
Consumer Staples	2,181,049	-	-	2,181,049
Energy	10,967,804	-	-	10,967,804
Financial Services	33,367,424	-	-	33,367,424
Health Care	2,415,870	-	-	2,415,870
Materials & Processing	9,233,193	-	-	9,233,193
Producer Durables	14,116,196	-	-	14,116,196
Technology	5,615,901	-	-	5,615,901
Utilities	3,188,814	-	-	3,188,814
Total Common Stocks	103,970,726	-	-	103,970,726
Short-Term Investment	1,072,904	-	-	1,072,904
Total Investments	$105,043,630	$-	$-	$105,043,630

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.